Goodwill and impairment review of goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Disclosure of reconciliation of goodwill

		$ million
	2023	2022
Cost
At 1 January	12,577	12,991
Exchange adjustments	184	(367)
Acquisitions and other additions	415	573
Reclassified as assets held for sale	—	(58)
Deletions and disposals	—	(562)
At 31 December	13,176	12,577
Impairment losses
At 1 January	617	618
Exchange adjustments	2	(1)
Impairment losses for the year	85	—
At 31 December	704	617
Net book amount at 31 December	12,472	11,960
Net book amount at 1 January	11,960	12,373
Impairment review of goodwill

		$ million
Goodwill at 31 December	2023	2022
gas & low carbon energy	2,095	2,232
oil production & operations	4,925	4,925
customers & products	5,431	4,740
other businesses & corporate	21	63
	12,472	11,960

Schedule of goodwill

		$ million		$ million
	gas & low carbon energy		oil production & operations
	2023	2022	2023	2022
Goodwill	2,095	2,232	4,925	4,925
Excess of recoverable amount over carrying amount	5,886	12,971	18,854	36,045

												$ million
						2023						2022
	Castrol	US Fuels	European Fuels	Archaea	Other	Total	Castrol	US Fuels	European Fuels	Archaea	Other	Total
Goodwill	2,672	792	839	707	421	5,431	2,524	606	815	409	386	4,740